BETTER 10K - GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 33,300	$ 18,525	$ 18,922	$ 19,811		$ 10,995
Trussle Lab Ltd
Business Acquisition [Line Items]
Cash and cash equivalents					$ 781
Finite lived intangibles					3,943
Indefinite lived intangibles - Licenses					277
Goodwill					3,317
Other assets					2,088
Accounts payable and accrued expenses					(5,512)
Other liabilities					(3,510)
Net assets acquired					1,384
LHE Holdings Limited
Business Acquisition [Line Items]
Cash and cash equivalents					1,739
Finite lived intangibles					2,601
Indefinite lived intangibles - Licenses					1,038
Goodwill					4,420
Other assets					1,478
Accounts payable and accrued expenses					(1,172)
Net assets acquired					$ 10,104